Issued capital and reserves	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Issued capital and reserves
22. Issued capital and reserves

	Ordinary shares	Ordinary share capital	Share premium
	Number	£’000s	£’000s
As at January 1, 2020	97,959,622	294	121,684

Issued on February 11, 2020	14,295,520	43	2,511
Issued on February 20, 2020	12,252,715	37	2,267
Issued on June 4, 2020	89,144,630	267	15,244
Issued on June 30, 2020	125,061,475	375	21,386
Issued on December 23, 2020	239,179	1	—
Transaction costs for issued share capital	—	—	(1,307)

As at December 31, 2020	338,953,141	1,017	161,785

Issued during the year	245,955,098	738	85,909
Transaction costs for issued share capital	—	—	(234)

As at December 31, 2021	584,908,239	1,755	247,460

Issued during the year	40,020,280	120	6,843

As at December 31, 2022	624,928,519	1,875	254,303

Since January 1, 2020, the following alterations to the Company’s share capital have been made. For each share issuance, ordinary shares of £0.003 in nominal value in the capital of the Company were issued.

•
On February 11, 2020, the Company issued and allotted 11,432,925 ordinary shares at a price of £0.20 per share to Aspire Capital Fund, LLC (“Aspire Capital”). Gross cash received was £2.3 million. Aspire Capital has also committed to subscribe for up to an additional $25 million of ordinary shares exchangeable for ADSs from time to time during a
30-month
period at the Company’s request. In consideration for this, the Company paid Aspire Capital a commission satisfied through a non-cash
transaction wholly by the issue of a further 2,862,595 of the Company’s ordinary shares (equivalent to 572,519 ADSs) at a price of £0.08.

•	On February 20, 2020, the Company issued and allotted 12,252,715 ordinary shares at a price of £ 0.19 per share. Gross cash received was £ 2.3 million;
•
On June 4, 2020, the Company issued and allotted
89,144,630
ordinary shares at a price of £
0.174
per share to investors. Gross cash received was £
15.5
 million. The ordinary shares were in substance issued at a discount to the gross cash received. The fair value of the consideration of the ordinary shares was determined to be £
13.4
 million and therefore the ordinary shares were in substance issued at a discount of £
2.1
 million, which was recorded as a reduction to other reserves (other reserves represent amounts that relate to changes to the Company’s paid up equity and which are not capital reserves) in the consolidated statement of changes in equity. The incremental directly attributable transaction costs in relation to the issue of the ordinary shares were included within share premium;

•	On June 30, 2020, the Company issued and allotted 125,061,475 ordinary shares at a price of £ 0.174 per share to investors on conversion of the Loan Notes. The legal proceeds were £ 21.8 million;

•
On December 23, 2020,
690,205
Warrants (equivalent to
138,041
ADSs) were exercised. This transaction was completed by way of a cashless exercise resulting in
47,835
ADSs being issued at the aggregate nominal value of the ordinary shares underlying the ADSs issued, in place of the exercise price of £
0.348
per ordinary share.

•
On February 12, 2021, the Company issued and allotted
198,375,000
ordinary shares of the Company with a nominal value of £
0.003
at a price of £
0.395
per share, equivalent to
39,675,000
ADS at a price of $
2.726
per ADS, after underwriting discounts and commissions, resulting in proceeds of £
78.4
 million. Transaction costs incurred for the issuance of share capital was £
0.2
 million.

•
During the year ended December 31, 2021,
14,954,491
warrants (equivalent to
2,990,898
ADSs) were exercised by way of a cashless exercise resulting in
4,621,147
ordinary shares (
924,229
ADSs) being issued at the aggregate nominal value of the ordinary shares underlying the ADSs issued, in place of the exercise price of £
0.348
per ordinary share. A further
460,135
warrants (equivalent to
92,027
ADSs) were exercised on a cash basis at the exercise price of £
0.348
, which resulted in aggregate proceeds of £
0.2
 million.

•
On May 4, 2021, the Company issued and allotted
2,100,840
ordinary shares of £
0.003
in nominal value in the capital of the Company at a price of £
0.517
per share to Cancer Focus Fund, as part of a
non-cash,
equity- settled transaction where the Company entered into partnership with Cancer Focus Fund for a Phase 1b/2 study of etigilimab in Clear Cell Ovarian Cancer to be conducted at The University of Texas MD Anderson Cancer Center. The study will be financed by Cancer Focus Fund, in exchange for upfront consideration of $
1.5
 million (£
1.09
million) of the Company’s ordinary shares and additional payments based on the achievement of certain milestones. The Company initially recognized a prepayment of £
1.09
 million with reference to fair value of the ordinary shares granted, of which £
0.2
 million was subsequently recorded in the consolidated statement of comprehensive income/(loss) during the year ended December 31, 2021.

•
During the year ended December 31, 2021, the Company issued and allotted
40,397,976
ordinary shares of £
0.003
in nominal value in the capital of the Company at an exercise price of £
0.174
per share on
non-cash
conversion of Loan Notes.

•
During the year ended December 31, 2022, the Company issued and allotted
40,020,280
ordinary shares of £
0.003
in nominal value in the capital of the Company at an exercise price of £
0.174
per share on
non-cash
conversion of Loan Notes.

Other capital reserves

	Share- based payments	Equity component of convertible loan notes	Other warrants issued	Merger reserve	Other reserves	Total
At January 1, 2020	18,285	—	44	40,818	—	59,147

Share-based payments expense during the year	1,558	—	—	—	—	1,558
Novartis convertible loan note instrument and warrants	—	1,084	—	—	—	1,084
Conversion of Loan Notes	—	—	—	—	33,104	33,104
Reclassification of the embedded derivative	—	33,481	—	—	—	33,481

At December 31, 2020	19,843	34,565	44	40,818	33,104	128,374

Share-based payments expense during the year	3,302	—	—	—	—	3,302
Share options exercised	(119)	—	—	—	—	(119)
Conversion of Loan Notes	—	(1,722)	—	—	—	(1,722)

At December 31, 2021	23,026	32,843	44	40,818	33,104	129,835

Share-based payments expense during the year	3,862	—	—	—	—	3,862
Share options exercised	(82)	—	—	—	—	(82)
Issuance of warrants	—	—	70	—	—	70
Conversion of Loan Notes	—	(1,005)	—	—	—	(1,005)

At December 31, 2022	26,806	31,838	114	40,818	33,104	132,680

Share-based payments
The Company has various share option schemes under which options to subscribe for the Company’s shares have been granted to certain executives, non-executive
directors (“NEDs”) and employees.
The share-based payment reserve is used to recognize (i) the value of equity settled share-based payments provided to employees, including key management personnel, as part of their remuneration and (ii) deferred equity consideration. Refer to Note 26 for further details.
Equity component of convertible loan instrument
The convertible loan notes issued to Novartis are a compound instrument consisting of a liability and an equity component. The value of the equity component (cost of the conversion option) as at December 31, 2022 is £1.08 million (December 31, 2021: £1.08 million).
On June 30, 2020, the Loan Notes in an aggregate principal amount of £21.8 million (together with accrued interest) were automatically converted into 125,061,475 ordinary shares. This resulted in £33.5 million recognized in other reserves in equity as a difference between the share capital and share premium recognized on conversion and the carrying value of the embedded derivative financial liability extinguished
(see
Note 19
).
Other warrants issued
The funding arrangements with The
Alpha-1
Project are a compound instrument consisting of a liability and an equity component. In 2022, the Company issued 1,101,683 warrants over ordinary shares and received funding of £0.2 million, of which less than £0.1 million was allocated to the equity component. The total value of the equity component (consideration received for the warrants) as at December 31, 2022 is £
0.1

m
illion (2021: less than £ 0.1 million).
Merger reserve
The consideration paid to acquire Mereo BioPharma 5, Inc. was 24,783,320 ordinary shares with an acquisition date fair value of £40.9 million, based on the Company’s quoted share price. The nominal value of the issued capital was £0.1 million with the excess, £40.8 million, classified within other capital reserves as a ‘Merger reserve’.
Other reserves
On June 30, 2020, the Company issued and allotted 125,061,475 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.174 per share to investors following the partial conversion of the Loan Notes. The legal proceeds were £21.8 million. This resulted in £33.1 million recognized in other reserves as a difference between the carrying value of the financial liability extinguished and the legal proceeds.
Accumulated loss

	Year ended December 31,
	2022 £’000s	2021 £’000s	2020 £’000s
Other reserves	7,401	7,401	5,001
Accumulated losses	(331,164)	(296,968)	(309,693)
Other reserves represent a capital reduction undertaken in 2016 which created a reserve of £7.0 million. On June 3, 2020, the Company issued and allotted 89,144,630 ordinary shares to investors. The difference between the gross proceeds, £15.5 million, and the fair value of the consideration of the ordinary shares, £13.4 million, of £2.1 million, was recognized as a reduction to other reserves. During the year ended December 31, 2021, 15,414,626 private placement warrants were exercised, resulting in a £2.4 million reduction in the warrant liability which was recognized as an addition to “Other reserves.”